Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Current Assets
Cash and cash equivalents	$ 6,458,865	$ 17,023,266	$ 12,144,409
Trade accounts receivable, net	1,757,494	1,682,958	1,514,359
Income taxes receivable		300,000	1,011,740
Notes receivable, net	241,942		94,600
Inventory, net	3,524,236	4,374,236	2,471,310
Other current assets, net	1,519,741	3,511,282	2,403,634
Total Current Assets	13,502,278	26,891,742	19,640,052
Property and equipment, net	9,554,577	9,585,141	887,950
Right-of-use assets, net	473,993	593,389	428,075
Deferred income tax assets, net	81,208	81,205	1,873,170
Investment in unconsolidated entities, net	1,370,242	5,063,940
Investment in marketable securities	6,506,547
Intangible assets, net	616,804	688,670	188,567
Other assets	1,171,267	260,637	219,142
TOTAL ASSETS	33,276,916	43,164,724	23,236,956
Current Liabilities
Accounts payable	940,528	985,139	1,295,174
Accrued sales commission payable	3,061,475	3,745,481	4,713,777
Employee stock warrants liability	299,669	452,050	3,132,161
State and local taxes payable	1,413,613	1,339,366	1,048,717
Note payable - related party, net of unamortized debt discount and unamortized deferred loan cost of $699,056 as of September 30, 2022	10,952,513
Note payable			1,040,400
Accrued and other current liabilities	3,364,308	3,079,782	4,827,414
Convertible notes payable, related parties, net of unamortized debt discount and unamortized deferred loan cost of and $17,396,771 as of September 30, 2022, $20,151,230 as of March 31, 2022, respectively.	9,603,229	9,898,770	99,631
Total Current Liabilities	29,635,335	19,500,588	16,157,274
Convertible notes payable, net of unamortized debt discount of $15,238 in 2021			34,762
Settlement liability, long-term		373,677	808,071
Lease liability, long-term	413,587	461,515	77,810
TOTAL LIABILITIES	30,048,922	20,335,780	17,077,917
Commitments and contingencies
Stockholders’ Equity
Treasury Stock, 26,091,136 shares, at cost	(626,187)
Additional paid in capital	81,913,495	80,738,719	43,757,768
Shares to be issued	12,146	12,146	12,146
Accumulated deficit	(77,625,249)	(57,886,336)	(37,627,718)
Accumulated other comprehensive loss	(473,126)	(65,109)
Total Stockholders’ Equity	3,227,994	22,828,944	6,159,039
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	33,276,916	43,164,724	23,236,956
Series A Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value	310	310	510
Series B Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value
Series C Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value	322	322	323
Common Class A [Member]
Stockholders’ Equity
Class B common stock, $0.0001 par value, 10,000,000 shares designated, no shares issued and outstanding as of September 30, 2022, and March 31, 2022	26,283	28,892	16,010
Common Class B [Member]
Stockholders’ Equity
Class B common stock, $0.0001 par value, 10,000,000 shares designated, no shares issued and outstanding as of September 30, 2022, and March 31, 2022